Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment	Movements in prepayments on flight equipment during the six months ended June 30, 2021 and 2020 were as follows:

	Six Months Ended June 30,
	2021	2020
Prepayments on flight equipment at beginning of period	$2,111,659	$2,954,478
Prepayments during the period, net	88,063	685,051
Interest paid and capitalized during the period	10,331	31,830
Prepayments and capitalized interest applied to the purchase of flight equipment	(338,237)	(301,263)
Prepayments on flight equipment at end of period	$1,871,816	$3,370,096